SCHEDULE OF EQUITY INVESTMENTS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Schedule of Investments [Line Items]
Total equity investment	$ 1,987,358	$ 1,992,206
Ningbo Huixin LP [Member]
Schedule of Investments [Line Items]
Total equity investment	138,125	138,003
Chongqing Xiangyou LP [Member]
Schedule of Investments [Line Items]
Total equity investment	1,386,813	1,385,456
Wuhan Huiyu [Member]
Schedule of Investments [Line Items]
Total equity investment	297,060	303,627
Beijing Jiaqiwan [Member]
Schedule of Investments [Line Items]
Total equity investment	$ 165,360	$ 165,120